Share Capital - Additional Information (Detail) - Buyback Program - USD ($)	3 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jul. 31, 2015	May. 01, 2015
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount			$ 400,000,000	$ 60,000,000
Ordinary shares redeemed	2,904,170	882,419
Ordinary shares redeemed, value	$ 229,500,000	$ 58,200,000